Share capital (Tables)	12 Months Ended
Aug. 31, 2025
Equity [Abstract]
Schedule of authorized share capital

The authorized share capital of the Company consists of an unlimited number of common shares with no par value.

	#	$
Balance, August 31, 2023	315,349	4,903,031

Issuance of common shares on initial public offering	43,750	3,500,000
Issuance of common share against conversion note	25,094	465,680
Issuance of common shares on equity purchase agreement	37,149	487,491
Share issuance costs	-	(748,063)
Warrants issued	-	(48,283)
Balance, August 31, 2024	421,342	8,559,856
Issuance of common shares against S3	19,133	232,708
Issuance of common shares against prefunded warrants	64,200	780,769
Issuance of common share against S1	500,000	834,000
Issuance of common shares against warrants conversion	336,266	1,701,398
Share issuance costs	-	(487,263)
Balance, August 31, 2025	1,340,941	11,621,468